Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000029059 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029059 [Member] | Other Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000029059 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000029059 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000029059 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000029059 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000029059 [Member] | Yankee bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000029059 [Member] | Corporate bonds government guaranteed [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000029059 [Member] | Short term and other assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000029062 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029062 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000029062 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000029062 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000029062 [Member] | Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000029062 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000029062 [Member] | Altair Engineering Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000029062 [Member] | FB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000029062 [Member] | Summit Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000029062 [Member] | ESAB Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000029062 [Member] | Kinsale Capital Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000029062 [Member] | Total Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000029062 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000029062 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000029062 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000029062 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000029062 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000029062 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000029062 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000029062 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000029062 [Member] | Short term and other assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000029063 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029063 [Member] | Total Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%
C000029063 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000029063 [Member] | Chugai Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000029063 [Member] | Manulife Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000029063 [Member] | Allianz SE REG [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000029063 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000029063 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000029063 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000029063 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000029063 [Member] | Roche Holding AG REG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000029063 [Member] | Banco Bilboa Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000029063 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000029063 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.70%
C000029063 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.10%
C000029063 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	0.70%
C000029063 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.30%
C000029063 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.30%
C000029063 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.10%
C000029063 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.00%
C000029063 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.30%
C000029063 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.10%
C000029063 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000029063 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.30%
C000029063 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	0.90%
C000029063 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.60%
C000029063 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	8.50%
C000029063 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.90%
C000029063 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.50%
C000029063 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.00%
C000029063 [Member] | Short term and other assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000029057 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029057 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	70.30%
C000029057 [Member] | Short term and other assets [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[1]
C000029057 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000029060 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029060 [Member] | Total Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
C000029060 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000029060 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000029060 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000029060 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000029060 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000029060 [Member] | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000029060 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000029060 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000029060 [Member] | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000029060 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000029060 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000029060 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000029060 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000029060 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000029060 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000029060 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000029060 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000029060 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000029060 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000029060 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000029060 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000029058 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029058 [Member] | Other Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000029058 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000029058 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
C000029058 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	56.90%
C000029058 [Member] | Corporate bonds government guaranteed [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000029058 [Member] | Short term and other assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000029061 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029061 [Member] | Total Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
C000029061 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000029061 [Member] | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000029061 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000029061 [Member] | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000029061 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000029061 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000029061 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000029061 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000029061 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000029061 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000029061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000029061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000029061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000029061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000029061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000029061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000029061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000029061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000029061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000029061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000029061 [Member] | Short term and other assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000029064 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000029064 [Member] | Total Top Holding [Member]
Holdings [Line Items]
Percent of Total Investments	61.90%
C000029064 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000029064 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000029064 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000029064 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000029064 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000029064 [Member] | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000029064 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000029064 [Member] | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000029064 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000029064 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000029064 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000029064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000029064 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000029064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000029064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000029064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%
C000029064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000029064 [Member] | Short term and other assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%

[1]	Represents investment in an unaffiliated U.S. government money market fund.
[2]	Represents investment in an unaffiliated U.S. government money market fund.